Unaudited Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income or Loss € in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2024 EUR (€) € / shares	Jun. 30, 2024 USD ($) $ / shares		Jun. 30, 2023 EUR (€) € / shares [2]	Dec. 31, 2023 EUR (€) € / shares
Revenues	€ 19,456	$ 20,808	[1]	€ 24,999	€ 48,834
Operating expenses	(9,523)	(10,185)	[1]	(11,845)	(22,861)
Depreciation and amortization expenses	(8,231)	(8,803)	[1]	(7,826)	(16,012)
Gross profit	1,702	1,820	[1]	5,328	9,961
Project development costs	(2,281)	(2,439)	[1]	(2,192)	(4,465)
General and administrative expenses	(3,034)	(3,245)	[1]	(2,816)	(5,283)
Share of profits of equity accounted investee	1,809	1,935	[3]	1,541	4,320
Operating profit (loss)	(1,804)	(1,929)	[1]	1,861	4,533
Financing income	2,424	2,592	[1]	8,188	8,747
Financing income (expenses) in connection with derivatives and warrants, net	2,852	3,050	[1]	(476)	251
Financing expenses	(7,886)	(8,435)	[1]	(6,223)	(12,555)
Financing income (expenses), net	(2,610)	(2,793)	[1]	1,489	(3,557)
Profit (loss) before taxes on income	(4,414)	(4,722)	[1]	3,350	976
Tax benefit	988	1,057	[1]	1,216	1,436
Profit (loss) from continuing operations	(3,426)	(3,665)	[1]	4,566	2,412
Profit (loss) from discontinued operations (net of tax) (see Note 6)	79	84	[1]	(3)	(1,787)
Profit (loss) for the period	(3,347)	(3,581)	[3]	4,563	625
Profit (loss) attributable to:
Owners of the Company	(1,434)	(1,534)	[1]	5,476	2,219
Non-controlling interests	(1,913)	(2,047)	[1]	(913)	(1,594)
Profit (loss) for the period	(3,347)	(3,581)	[3]	4,563	625
Other comprehensive loss items that after initial recognition in comprehensive income (loss) were or will be transferred to profit or loss:
Foreign currency translation differences for foreign operations	(433)	(464)	[1]	(8,253)	(7,949)
Foreign currency translation differences for foreign operations that were recognized in profit or loss	255	273	[1]
Effective portion of change in fair value of cash flow hedges	9,126	9,760	[1]	44,200	39,431
Net change in fair value of cash flow hedges transferred to profit or loss	(3,284)	(3,513)	[1]	(4,809)	9,794
Total other comprehensive income	5,664	6,056	[1]	31,138	41,276
Total other comprehensive income attributable to:
Owners of the Company	2,705	2,892	[1]	12,055	16,931
Non-controlling interests	2,959	3,164	[1]	19,083	24,345
Total other comprehensive income	5,664	6,056	[1]	31,138	41,276
Total comprehensive income for the period	2,317	2,475	[4]	35,701	41,901
Total comprehensive income for the period attributable to:
Owners of the Company	1,271	1,358	[1]	17,531	19,150
Non-controlling interests	1,046	1,117	[1]	18,170	22,751
Total comprehensive income for the period	€ 2,317	$ 2,475	[4]	€ 35,701	€ 41,901
Basic profit (loss) per share (in Euro per share and Dollars per share) | (per share)	€ (0.1)	$ (0.11)	[1]	€ 0.43	€ 0.17
Diluted profit (loss) per share (in Euro per share and Dollars per share) | (per share)	(0.1)	(0.11)	[1]	0.43	0.17
Basic profit (loss) per share from continuing operations (in Euro per share and Dollars per share) | (per share)	(0.11)	(0.12)	[1]	0.43	0.31
Diluted profit (loss) per share from continuing operations (in Euro per share and Dollars per share) | (per share)	(0.11)	(0.12)	[1]	0.43	0.31
Basic profit (loss) per share from discontinued operation (in Euro per share and Dollars per share) | (per share)	0.01	0.01	[1]	0	(0.14)
Diluted profit (loss) per share from discontinued operation (in Euro per share and Dollars per share) | (per share)	€ 0.01	$ 0.01	[1]	€ 0	€ (0.14)

[1]	Convenience translation into US$ (exchange rate as at June 30, 2024: EUR 1 = US$ 1.069)
[2]	The results of the Talmei Yosef solar plant have been reclassified as a discontinued operation and the results for these periods have been adjusted accordingly.
[3]	Convenience translation into US$ (exchange rate as at June 30, 2024: EUR 1 = US$ 1. 069)
[4]	Convenience translation into US$ (exchange rate as at June 30, 2024: EUR 1 = US$ 1.069)